Stockholders' Equity - February 2018 Financing - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2018 shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 21, 2018 USD ($)	Dec. 31, 2017 $ / shares shares
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)	6,669	606
Number of pre-funded warrants		109
Net proceeds from issuance of private placement | $		$ 4.3
Number of warrants outstanding (in shares)			1,826,608	93,835		20
Maximum [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares			$ 23	$ 7,000		$ 13,798,400,000
Minimum [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares			$ 7	$ 7		$ 857,500
Contractual Term [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period			4 years 7 months 6 days
Contractual Term [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period				5 years 1 month 6 days
Contractual Term [Member] | Minimum [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period				1 year 1 month 6 days
Volatility [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input			2.075
Volatility [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input				2.653
Volatility [Member] | Minimum [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input				1.457
Risk Free Rate [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input			0.017
Risk Free Rate [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input				0.026
Risk Free Rate [Member] | Minimum [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input				0.025
February 2018 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock		1,429,000,000
Value of warrants issued | $		$ 18.3
Warrants exercisable per share price (in dollars per share) | $ / shares		$ 7,000
Number of warrants outstanding (in shares)		273
February 2018 Warrants [Member] | Exercise Price [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input | $ / shares		7,000
February 2018 Warrants [Member] | Contractual Term [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period		6 years
February 2018 Warrants [Member] | Volatility [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input		1.2268
February 2018 Warrants [Member] | Risk Free Rate [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input		0.01
Pre-Funded Series D Warrants [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Maximum offering and selling of stock and securities that entity make to raise capital | $					$ 100.0